Leases (Details)		1 Months Ended			12 Months Ended
	Jul. 01, 2020 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 EUR (€) m²	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation charge for right-of-use assets					€ 1,737,000	€ 1,672,000
Interest expense on lease liabilities					793,000	835,000	€ 409,000
Expense relating to short-term leases					94,000	70,000
Total cash outflow for leases					2,701,000	1,657,000
Additions to right-of-use assets during the period					592,000	536,000
Total undiscounted commitment for lease agreements					€ 18,646,000	€ 20,509,000
Office and Laboratory Facility [Member] | Leiden Netherlands
Disclosure of quantitative information about right-of-use assets [line items]
Area under lease | m²					4,818
Renewal term					5 years
Lease liability	€ 16,203,000
Right-of-use asset	€ 16,332,000
Leases term	10 years			11 years
Lease extension term				1 year
Increase in lease liability through extension of lease terms				€ 1,260,000
Increase in right-of-use asset through modification of lease terms				€ 1,260,000
Increase in lease liabilities through remeasurement		€ 592,000	€ 415,000
Increase in right-of-use asset through remeasurement of lease liability		€ 592,000	€ 415,000